Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 45,864,367
Loss of control of Acasti	8,783,613
Depreciation for the period	2,617,646	$ 2,741,670
Ending Balance	41,880,847	45,864,367
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	53,097,236	50,092,961
Additions	1,415,920	3,058,372
Disposals		(54,097)
Ending Balance	51,181,931	53,097,236
Gross Carrying Amount | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	(3,331,225)
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	7,232,869	4,545,296
Disposals		(54,097)
Depreciation for the period	2,617,646	2,741,670
Ending Balance	9,301,084	7,232,869
Accumulated Depreciation | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	(549,431)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	228,630
Ending Balance	228,630	228,630
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	228,630	228,630
Ending Balance	228,630	228,630
Building and Building Components
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	20,394,915
Ending Balance	19,711,328	20,394,915
Building and Building Components | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	23,015,856	23,009,625
Additions	147,263	6,231
Ending Balance	23,163,119	23,015,856
Building and Building Components | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,620,941	1,721,529
Depreciation for the period	830,850	899,412
Ending Balance	3,451,791	2,620,941
Laboratory, R&D and Plant Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	24,925,082
Ending Balance	21,624,953	24,925,082
Laboratory, R&D and Plant Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	29,018,397	26,073,781
Additions	1,182,102	2,953,611
Disposals		(8,995)
Ending Balance	26,901,440	29,018,397
Laboratory, R&D and Plant Equipment | Gross Carrying Amount | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	(3,299,059)
Laboratory, R&D and Plant Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	4,093,315	2,358,964
Disposals		(8,995)
Depreciation for the period	1,712,516	1,743,346
Ending Balance	5,276,487	4,093,315
Laboratory, R&D and Plant Equipment | Accumulated Depreciation | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	(529,344)
Furniture and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	193,053
Ending Balance	149,896	193,053
Furniture and Office Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	463,767	499,159
Additions		9,710
Disposals		(45,102)
Ending Balance	445,360	463,767
Furniture and Office Equipment | Gross Carrying Amount | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	(18,407)
Furniture and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	270,714	258,377
Disposals		(45,102)
Depreciation for the period	37,820	57,439
Ending Balance	295,464	270,714
Furniture and Office Equipment | Accumulated Depreciation | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	(13,070)
Computer equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	122,687
Ending Balance	166,040	122,687
Computer equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	370,586	281,766
Additions	86,555	88,820
Ending Balance	443,382	370,586
Computer equipment | Gross Carrying Amount | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	(13,759)
Computer equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	247,899	206,426
Depreciation for the period	36,460	41,473
Ending Balance	277,342	$ 247,899
Computer equipment | Accumulated Depreciation | Acasti
Disclosure Of Property Plant And Equipment [Line Items]
Loss of control of Acasti	$ (7,017)